POWER OF ATTORNEY


Each of the undersigned, being a director or officer of Discover Bank, a Delaware banking corporation (the "Corporation"), does hereby constitute and appoint DAVID W. NELMS, MICHAEL F. RICKERT, ROGER C. HOCHSCHILD and KATHY M. ROBERTS with full power to each of them to act alone, as the true and lawful attorneys and agents of the undersigned with full power of substitution and resubstitution to each of said attorneys, to execute, file or deliver any and all instruments and to do any and all acts and things which said attorneys and agents, or any of them, deem advisable to enable the Corporation to comply with the Securities Act of 1933, as amended (the "Securities Act"), the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and any requirements or regulations of the Securities and Exchange Commission in respect thereto, in connection with any registrations under the Securities Act of Credit Card Pass-Through Certificates (the "Certificates") issued or to be issued to or by a trust originated by the Corporation, and any registrations under the Exchange Act of the Certificates, including specifically, but without limitation of the general authority hereby granted, the power and authority to sign his or her name in the name and on behalf of the Corporation or as a director or officer of the Corporation, as indicated below opposite his or her signature, to registration statements, or any amendments, post-effective amendments, supplements, certifications, attestations or other papers supplemental thereto, to be filed in respect of said Certificates; and each of the undersigned does hereby fully ratify and confirm all that said attorneys and agents, or any of them, or the substitute of any of them, shall do or cause to be done by virtue hereof.

If this Power of Attorney is executed in counterparts, each counterpart shall be deemed an original.

IN WITNESS WHEREOF, each of the undersigned has duly executed this power of attorney as of this February 14, 2006.


/s/ David W. Nelms		Chairman, Investment Officer and Loan Officer
David W. Nelms	                (Principal Executive Officer)


/s/ Michael F. Rickert		Vice President, Chief Accounting Officer,
Michael F. Rickert      	Treasurer and Assistant Secretary
				(Principal Financial Officer and Principal
		                Accounting Officer)


/s/ Margaret J. Bellock		Director
Margaret J. Bellock



/s/ Alexander C. Frank		Director
Alexander C. Frank



/s/ Roger C. Hochschild		Director
Roger C. Hochschild



/s/ Carlos Minetti		Director
Carlos Minetti



/s/ William P. O'Hara		Director
William P. O'Hara



/s/ Frank K. Reilly		Director
Frank K. Reilly



/s/ Kathy M. Roberts		Director
Kathy M. Roberts



/s/ Joseph A. Yob		Director
Joseph A. Yob